Share Purchase Warrants and Stock Options (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 15, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Purchase Warrants (Textual)
Share purchase warrants	$ 1,320,087
Fair value of warrants		$ 503,341
Share purchase warrants		1 year
Weighted-average remaining life		4 years 9 months 18 days
Unvested stock options		$ 1,700,564
Spectrum Global Solutions, Inc. [Member]
Share Purchase Warrants (Textual)
Share purchase warrants			2 years	1 year 3 months 18 days
Fair value adjustment of warrants			$ 138,504	$ 191,732
Percentage of warrant convertible shares			4.00%
Percentage of shares outstanding			4.00%
Shares outstanding (in Shares)			13,186,880